Condensed Balance Sheets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 115,594	$ 107,067	$ 120,223	$ 100,127
Total current assets	368,430	339,515
Total assets	4,386,254	4,358,977	3,908,983
Current liabilities:
Accrued expenses	6,816	11,935
Total current liabilities	162,336	183,789
Shareholders' equity:
Common shares	572	565
Additional paid-in capital	385,020	378,316
Treasury shares	(9,149)
Accumulated other comprehensive income	(283)	(43)
Retained earnings	826,515	813,707
Total shareholders' equity	1,202,675	1,192,545
Total liabilities and equity	4,386,254	4,358,977
Parent Company
Current assets:
Cash and cash equivalents	5,209	2,743	$ 1,256	$ 4,055
Prepaid expenses	188	204
Due (to) from affiliates, net	(175)	410
Total current assets	5,222	3,357
Investments in subsidiaries	1,198,560	1,189,841
Total assets	1,203,782	1,193,198
Current liabilities:
Accrued expenses	1,107	653
Total current liabilities	1,107	653
Shareholders' equity:
Common shares	572	565
Additional paid-in capital	385,020	378,316
Accumulated other comprehensive income	(283)	(43)
Retained earnings	826,515	813,707
Total shareholders' equity	1,202,675	1,192,545
Total liabilities and equity	$ 1,203,782	$ 1,193,198